Accounts Receivable	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
(3)	Accounts Receivable

Accounts receivable is summarized as follows:

	December 31,
	2015	2016
	RMB	RMB	US$

Accounts receivable	3,002,721	2,625,703	378,180
Less: Allowance for doubtful accounts	(527,335)	(529,120)	(76,209)
Total accounts receivable, net	2,475,386	2,096,583	301,971

The following table presents the movement of the allowance for doubtful accounts:

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$

Beginning balance	(286,997)	(250,514)	(527,335)	(75,952)
Additions	(228,835)	(414,759)	(61,482)	(8,855)
Reversal of allowance for doubtful accounts	59,464	10,414	66,586	9,590
Write-off of accounts receivable	205,854	127,524	5,204	750
Reversal of partial accounts receivable written off in prior years	—	—	(12,093)	(1,742)
Ending balance	(250,514)	(527,335)	(529,120)	(76,209)

Allowance for doubtful accounts was provided based on a number of factors, including some customers’ financial conditions and creditworthiness. For year ended December 31, 2016, allowance for doubtful accounts was provided against receivables from certain customers who encountered financial difficulties and against certain customers who delayed payments to the Company.

As part of its ongoing control procedures, management monitors the creditworthiness of its customers to which it grants credit terms in the normal course of business. Credit terms are normally four months from the date of billing. For certain customers the Company requires an advance payment before the sale is made. Such advance payments are reported as “advances from customers” in the Company’s consolidated balance sheets and amounted to RMB 725,170 and RMB 278,106 (US$ 40,056) as of December 31, 2015 and 2016, respectively. The Company also requires certain customers to secure payment by a letter of credit issued by the customers’ banks. Letters of credit have terms less than 90 days. Until the letter of credit is drawn and the amount is paid, the amount due from the customer is recorded as accounts receivable. As of December 31, 2015 and 2016, 33.5% and 23.9%, respectively, of accounts receivable were denominated in currencies other than the RMB.

As of December 31, 2015 and 2016, the Company has pledged accounts receivable with a total carrying amount of RMB 128,917 and nil, respectively, to secure short-term bank borrowings.